Financial risk management - Financial Assets and Liabilities Fair Value disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments	€ 33.6	€ 96.5
Money market funds	6,222.2	6,379.2
Short-term investments	405.9	5.4
Total	6,661.7	6,481.1
Derivative financial instruments	93.0	113.6
Loans receivable	1,848.9	1,339.4
Long-term debt	3,590.8	4,561.8
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments	0.0	0.0
Money market funds	6,222.2	6,379.2
Short-term investments	0.0	0.0
Total	6,222.2	6,379.2
Derivative financial instruments	0.0	0.0
Loans receivable	0.0	0.0
Long-term debt	3,590.8	4,561.8
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments	33.6	96.5
Money market funds	0.0	0.0
Short-term investments	405.9	5.4
Total	439.5	101.9
Derivative financial instruments	93.0	113.6
Loans receivable	0.0	0.0
Long-term debt	0.0	0.0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments	0.0	0.0
Money market funds	0.0	0.0
Short-term investments	0.0	0.0
Total	0.0	0.0
Derivative financial instruments	0.0	0.0
Loans receivable	1,848.9	1,339.4
Long-term debt	€ 0.0	€ 0.0